Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement

Set out below are categories of financial instruments and fair value measurements as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Financial assets at fair value
Cash	€493,129	€2,384,625

Financial assets at amortized cost
Accounts receivable and other receivables	€1,739,775	€2,926,132
Amount due from related parties	€10,443,887	€246,220

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€12,647,530	€2,910,818
Amount due to related parties	€2,929,117	€1,792,045
Lease liabilities	€22,262	€36,325
Bank loans	€4,510,831	€4,369,949
Debt bond	€2,314,057	€865,882